Shareholder Report, Holdings (Details) - PGIM ACTIVE AGGREGATE BOND ETF [Member]	Feb. 28, 2025
Holdings [Line Items]
Percent of Total Investments	100.00%
AAA [Member]
Holdings [Line Items]
Percent of Total Investments	63.20%
AA [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
A [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
BBB [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.90%)